UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 13F-HR

FORM 13F-HR COVER PAGE

Report for the Quarter Ended: March 31, 2000

Check here is Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement
						   [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this report:

Name:     Lend Lease Rosen Real Estate Securities LLC
Address:  1995 University Ave., Suite 550
          Berkeley, CA  94704

File 13F File Number:  28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Torres
Title:  President
Phone:  (510) 849-8360

Signature, Place, and Date of Signing:

     Michael A. Torres    Berkeley, CA    May 15, 2000
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                              FORM 13F-HR SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 2

Form 13F-HR Information Table Entry Total: 98

Form 13F-HR Information Table Value Total: 954867

List of Other Included Managers:

    No. Form 13F File Number  Name

    1   No 13F filed          Lend Lease Real Estate Investments, Inc.
    2   Not known             GIC Real Estate, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER  VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS    SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
AMB Property Corp.             COM              00163T109    28623 1331320.000SH     SOLE              1148470.000      182850.000
                                                              1674 77870.000SH       DEFINED 01          77870.000
Alexandria Real Estate Equitie COM              015271109    31342 1044735.000SH     SOLE               907385.000      137350.000
                                                                10  340.000 SH       DEFINED 01            340.000
Arden Realty Trust             COM              039793104    18167 870280.000SH      SOLE               757730.000      112550.000
                                                              5969 285950.000SH      DEFINED 01          42850.000      243100.000
AvalonBay Communities, Inc.    COM              053484101    61927 1690835.000SH     SOLE              1480905.000      209930.000
                                                              1252 34190.000SH       DEFINED 01          34190.000
Bedford Property Investors, In COM              076446301     9987 621750.000SH      SOLE               522200.000       99550.000
Boston Properties, Inc.        COM              101121101    23539 739930.000SH      SOLE               643430.000       96500.000
                                                               770 24200.000SH       DEFINED 01          24200.000
Brandywine Realty Trust        COM              105368203    18186 1061950.000SH     SOLE               891350.000      170600.000
                                                              1661 96980.000SH       DEFINED 01            480.000       96500.000
Camden Property Trust          COM              133131102    35416 1308679.000SH     SOLE              1127616.000      181063.000
                                                              1038 38370.000SH       DEFINED 01           8270.000       30100.000
Catellus Development Corporati COM              149111106    10967 790440.000SH      SOLE               681540.000      108900.000
                                                               852 61400.000SH       DEFINED 01          61400.000
Cornerstone Properties, Inc.   COM              21922H103    37116 2128500.000SH     SOLE              1872550.000      255950.000
                                                              1364 78200.000SH       DEFINED 01          78200.000
Developers Diversified Realty  COM              251591103    18449 1329640.000SH     SOLE              1132440.000      197200.000
                                                              4294 309470.000SH      DEFINED 01          47070.000      262400.000
Duke-Weeks Realty Corporation  COM              264411505     6481 338850.000SH      SOLE               286050.000       52800.000
                                                                23 1210.000 SH       DEFINED 01            910.000         300.000
Entertainment Properties Trust COM              29380T105     3958 300100.000SH      SOLE               296050.000        4050.000
Equity Office Properties Trust COM              294741103    43509 1731693.000SH     SOLE              1462893.000      268800.000
                                                             10913 434335.000SH      DEFINED 02 01        3140.000      431195.000
Equity Residential Properties  COM              29476L107    43276 1076844.000SH     SOLE               922257.000      154587.000
                                                                62 1550.000 SH       DEFINED 01           1550.000
Essex Property Trust, Inc.     COM              297178105    25013 694800.000SH      SOLE               593500.000      101300.000
                                                                21  590.000 SH       DEFINED 01            590.000
Federal Realty Investment Trus COM              313747206    11543 597675.000SH      SOLE               506075.000       91600.000
                                                                11  560.000 SH       DEFINED 01            560.000
Gables Residential Trust       COM              362418105    12140 539540.000SH      SOLE               459690.000       79850.000
                                                              4549 202200.000SH      DEFINED 01          35400.000      166800.000
General Growth Properties      COM              370021107     7990 262490.000SH      SOLE               237990.000       24500.000
                                                                20  650.000 SH       DEFINED 01            650.000
Highwoods Properties, Inc.     COM              431284108     9518 445300.000SH      SOLE               360000.000       85300.000
                                                              2725 127500.000SH      DEFINED 01          27500.000      100000.000
Home Properties of New York, I COM              437306103     5037 188290.000SH      SOLE               167690.000       20600.000
                                                                23  870.000 SH       DEFINED 01            870.000
Host Marriott Corporation      COM              44107P104    17073 1923675.000SH     SOLE              1615775.000      307900.000
Liberty Property Trust         COM              531172104    32521 1358600.000SH     SOLE              1215500.000      143100.000
                                                              3360 140380.000SH      DEFINED 01            880.000      139500.000
Macerich Company               COM              554382101    33731 1635450.000SH     SOLE              1441450.000      194000.000
                                                               749 36300.000SH       DEFINED 01          36300.000
Mack-Cali Realty Corporation   COM              554489104    31693 1242870.000SH     SOLE              1079370.000      163500.000
                                                              7634 299364.000SH      DEFINED 02 01         740.000      298624.000
Philips International Realty   COM              718333107     3691 222000.000SH      SOLE               183850.000       38150.000
Post Properties, Inc.          COM              737464107    44362 1100450.000SH     SOLE               973650.000      126800.000
                                                              1850 45900.000SH       DEFINED 01          45900.000
Prentiss Property Trust        COM              740706106    11213 502563.000SH      SOLE               502563.000
                                                              2690 120580.000SH      DEFINED 01            580.000      120000.000
Reckson Associates Class B     COM              75621K304      416 20300.000SH       SOLE                20300.000
                                                               871 42500.000SH       DEFINED 01          42500.000
Reckson Associates Realty      COM              75621K106    17872 953200.000SH      SOLE               812000.000      141200.000
                                                                 9  490.000 SH       DEFINED 01            490.000
SL Green Realty Corp           COM              78440X101    26603 1120110.000SH     SOLE               991510.000      128600.000
                                                              1300 54740.000SH       DEFINED 01          54740.000
Security Capital Group-B       COM              81413P204    27574 1909854.500SH     DEFINED 02                         1909854.500
Simon Property Group, Inc.     COM              828806109    20354 873090.000SH      SOLE               728940.000      144150.000
                                                              1056 45280.000SH       DEFINED 01          45280.000
Spieker Properties, Inc.       COM              848497103    41575 934280.000SH      SOLE               801930.000      132350.000
                                                               851 19130.000SH       DEFINED 01          19130.000
Starwood Hotels & Resorts Worl COM              85590A203     2256 87600.000SH       SOLE                87600.000
Trizec Hahn                    COM              896938107    13537 902500.000SH      SOLE               757300.000      145200.000
Urban Shopping Centers, Inc.   COM              917060105    27815 957080.000SH      SOLE               818980.000      138100.000
                                                                21  720.000 SH       DEFINED 01            720.000
Vornado Realty Trust           COM              929042109    16309 486830.000SH      SOLE               418280.000       68550.000
                                                                40 1200.000 SH       DEFINED 01           1200.000
Wyndham International, Inc.    COM              983101106     1928 1028299.000SH     SOLE               868799.000      159500.000
ALEXANDRIA RE Eq., Inc. PFD SE PFD              015271208     3975 200000.00SH       SOLE                                200000.00
AMB PPTYS PFD SER A 8.5%       PFD              00163T208     3281 149209.00SH       SOLE                                149209.00
ARCHSTONE COMMUN PFD SER C 8.6 PFD              039581400     1922 95800.00 SH       SOLE                                 95800.00
AVALONBAY COMMUN PFD SER D 8%  PFD              053484309     1952 102400.00SH       SOLE                                102400.00
AVALONBAY COMMUN PFD SER F 9%  PFD              053484507     3919 177150.00SH       SOLE                                177150.00
CENTERPOINT PPTYS PFD SER A 8. PFD              151895208     2077 100700.00SH       SOLE                                100700.00
DEVELOPERS DIVERS RLTY PFD DP  PFD              251591301      346 15900.00 SH       SOLE                                 15900.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591509      478 22000.00 SH       SOLE                                 22000.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591608     2481 131000.00SH       SOLE                                131000.00
EQUITY OFFICE PPTYS PFD SER A  PFD              294741202     6995 310035.00SH       SOLE                                310035.00
EQUITY OFFICE PPTYS PFD SER C  PFD              294741608     3927 183200.00SH       SOLE                                183200.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L206      449 20000.00 SH       SOLE                                 20000.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L305     4524 199940.00SH       SOLE                                199940.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L503     1055 47400.00 SH       SOLE                                 47400.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L875     1589 70000.00 SH       SOLE                                 70000.00
FEDERAL REALTY PFD SER A 7.95% PFD              313747404      259 15000.00 SH       SOLE                                 15000.00
GABLES RESIDENTIAL PFD SER A 8 PFD              362418204     1184 64660.00 SH       SOLE                                 64660.00
POST PPTYS PFD SER C 7.625%    PFD              737464404      479 24900.00 SH       SOLE                                 24900.00
POST PROPERTIES PFD SER A 8.5% PFD              737464206     3244 72900.00 SH       SOLE                                 72900.00
PROLOGIS TRUST PFD SER A 9.40% PFD              743410201     1323 59400.00 SH       SOLE                                 59400.00
PROLOGIS TRUST PFD SER D 7.92% PFD              743410508     1527 82000.00 SH       SOLE                                 82000.00
SIMON PPTYS PFD SER B 8.75%    PFD              78462M207     3919 197822.00SH       SOLE                                197822.00
SPIEKER PPTYS PFD SER B 9.45%  PFD              848497202     1087 47276.00 SH       SOLE                                 47276.00
SPIEKER PPTYS PFD SER C 7.875% PFD              848497301     1175 58200.00 SH       SOLE                                 58200.00
SPIEKER PPTYS PFD SER E 8%     PFD              848497400     2507 121200.00SH       SOLE                                121200.00
TAUBMAN CENTERS PFD SER A 8.3% PFD              876664202      779 45800.00 SH       SOLE                                 45800.00
VORNADO REALTY TRUST PFD Ser B PFD              929042307     3351 172400.00SH       SOLE                                172400.00
VORNADO REALTY TRUST PFD Ser C PFD              929042406     4692 239100.00SH       SOLE                                239100.00
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